Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital
The Company is authorized to issue an unlimited number of no par value preferred shares.

Cumulative Redeemable Preferred Shares	Number of Shares	Amount ($ millions)
December 31, 2017	36,000,000	874
December 31, 2018	36,000,000	874
December 31, 2019	36,000,000	874

Cumulative Redeemable Preferred Shares Dividends ($ millions)
	2019		2018
	Declared	Paid	Declared	Paid
Series 1 Preferred Shares	6	6	6	8
Series 2 Preferred Shares	1	1	1	1
Series 3 Preferred Shares	12	12	12	14
Series 5 Preferred Shares	9	9	9	11
Series 7 Preferred Shares	7	7	7	9
	35	35	35	43
The following table lists the assumptions used in the Black-Scholes option pricing model for the share options and performance options:

Black-Scholes Assumptions	December 31, 2019	December 31, 2018
	Tandem Options	Tandem Options
Dividend per option	0.42	0.56
Range of expected volatilities used (percent)	27.5 - 35.5	16.8 - 44.4
Range of risk-free interest rates used (percent)	1.66 - 1.74	1.6 - 1.9
Expected life of share options from vesting date (years)	1.97	1.95
Expected forfeiture rate (percent)	8.8	8.9
Weighted average exercise price	18.19	22.46
Weighted average fair value	0.25	0.65

Earnings (loss) per Share
($ millions)	2019	2018
Net earnings (loss)	(1,370)	1,457
Effect of dividends declared on preferred shares in the year	(35)	(35)
Net earnings (loss) – basic	(1,405)	1,422
Dilutive effect of accounting for stock options(1)	(15)	(13)
Net earnings (loss) – diluted	(1,420)	1,409

(millions)
Weighted average common shares outstanding – basic	1,005.1	1,005.1
Effect of stock dividends declared in the year	—	1.0
Weighted average common shares outstanding – diluted	1,005.1	1,006.1

Earnings (loss) per share – basic ($/share)	(1.40)	1.41
Earnings (loss) per share – diluted ($/share)	(1.41)	1.40

(1)
For the year ended December 31, 2019, equity-settlement of stock options was used to calculate diluted earnings (loss) per share as it was considered more dilutive than cash-settlement (December 31, 2018 – equity-settlement method was used). Stock-based compensation recovery was $6 million based on cash-settlement for the year ended December 31, 2019 (2018 – recovery of $3 million). Stock-based compensation expense would have been $9 million based on equity-settlement for the year ended December 31, 2019 (2018 – $10 million).

The Company is authorized to issue an unlimited number of no par value common shares.

Common Shares	Number of Shares	Amount ($ millions)
December 31, 2017	1,005,120,012	7,293
Options exercised(1)	1,726	—
December 31, 2018	1,005,121,738	7,293
December 31, 2019	1,005,121,738	7,293

(1)	Stock options exercised was less than $1 million.
Quarterly dividends may be declared in an amount expressed in dollars per common share or could be paid by way of issuance of a fraction of a common share per outstanding common share determined by dividing the dollar amount of the dividend by the volume-weighted average trading price of the Common Shares on the principal stock exchange on which the common shares are traded. The volume-weighted average trading price of the common shares is calculated by dividing the total value by the total volume of common shares traded over the five trading day period immediately prior to the payment date of the dividend on the common shares.

Common Share Dividends ($ millions)
	2019		2018
	Declared	Paid	Declared	Paid
	503	503	402	276
The following options to purchase common shares have been awarded to officers and certain other employees:

Outstanding and Exercisable Options	2019		2018
	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
Outstanding, beginning of year	19,967	21.48	22,645	23.96
Granted(1)	4,241	14.31	5,610	17.21
Exercised for common shares	—	—	(2)	15.67
Surrendered for cash	(4)	15.67	(1,772)	15.82
Expired or forfeited	(5,706)	28.27	(6,514)	27.69
Outstanding, end of year	18,498	17.75	19,967	21.48
Exercisable, end of year	10,596	19.27	10,461	25.87

(1)	Options granted during the year ended December 31, 2019 were attributed a fair value of $2.34 per option (December 31, 2018 – $2.90) at grant date.

Outstanding and Exercisable Options	Outstanding Options			Exercisable Options
Range of Exercise Price	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Weighted Average Contractual Life (years)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
$9.28 - $16.31	10,341	15.34	2.65	5,350	15.86
$16.32 - $25.41	8,157	20.80	1.86	5,246	22.75
December 31, 2019	18,498	17.75	2.30	10,596	19.27
The number of PSUs outstanding was as follows:

Performance Share Units	2019	2018
Beginning of year	11,606,644	8,361,918
Granted	7,673,960	6,108,430
Exercised	(2,429,816)	(1,354,316)
Forfeited	(2,532,146)	(1,509,388)
Outstanding, end of year	14,318,642	11,606,644
Vested, end of year	3,264,840	4,487,585